OPERATING EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	$ 3,573	$ 3,414
Exploration and evaluation	812	1,124
Investor relations and marketing communications	1,111	1,177
Corporate development and due diligence	468	517
Impairment of mineral properties (non-cash)	24,870	341
Total	5,964	6,232
Loss from operational activities	30,834	6,573
Administrative and Office
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	232	424
Exploration and evaluation	166	136
Investor relations and marketing communications	34	21
Corporate development and due diligence	3	2
Total	435	583
Consultants
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	164	14
Exploration and evaluation	71	157
Investor relations and marketing communications	10	0
Corporate development and due diligence	0	0
Total	245	171
Depreciation (Non-cash)
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	146	108
Exploration and evaluation	159	211
Investor relations and marketing communications	0	29
Corporate development and due diligence	0	0
Total	305	348
Directors Fees
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	288	277
Exploration and evaluation	0	0
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	288	277
Investor Relations and Marketing Communications
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	3	1
Exploration and evaluation	3	8
Investor relations and marketing communications	579	592
Corporate development and due diligence	22	0
Total	607	601
Professional Fees
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	934	614
Exploration and evaluation	1	5
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	934	619
Salaries
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	1,121	899
Exploration and evaluation	236	329
Investor relations and marketing communications	287	175
Corporate development and due diligence	269	179
Total	1,913	1,582
Share-based Payments (Non-cash)
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	500	824
Exploration and evaluation	148	143
Investor relations and marketing communications	144	325
Corporate development and due diligence	166	304
Total	958	1,596
Transfer Agent and Filing Fees
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	163	193
Exploration and evaluation	0	0
Investor relations and marketing communications	41	1
Corporate development and due diligence	0	0
Total	204	194
Travel and Accommodation
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	22	60
Exploration and evaluation	28	95
Investor relations and marketing communications	16	34
Corporate development and due diligence	8	32
Total	$ 74	$ 221